American Century Investments®
Quarterly Portfolio Holdings
Utilities Fund
March 31, 2022

Utilities - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Building Products — 0.8%
Zurn Water Solutions Corp.	76,184	2,696,914
Coal and Consumable Fuels — 0.8%
Enviva, Inc.	32,917	2,605,381
Construction and Engineering — 4.3%
AECOM	42,036	3,228,785
Eiffage SA	17,194	1,764,657
Quanta Services, Inc.	30,421	4,003,708
Vinci SA	30,701	3,136,801
WSP Global, Inc.	18,267	2,424,251
		14,558,202
Electric Utilities — 52.4%
American Electric Power Co., Inc.	83,530	8,333,788
Duke Energy Corp.	267,481	29,866,928
Edison International	20,179	1,414,548
Entergy Corp.	135,380	15,805,615
Evergy, Inc.	36,781	2,513,613
Eversource Energy	54,434	4,800,534
Exelon Corp.	161,720	7,702,724
FirstEnergy Corp.	282,209	12,942,105
Iberdrola SA	225,606	2,465,867
NextEra Energy, Inc.	532,537	45,111,209
Pinnacle West Capital Corp.	91,241	7,125,922
PNM Resources, Inc.	158,589	7,559,938
PPL Corp.	211,658	6,044,952
Southern Co.	251,333	18,224,156
SSE PLC	111,339	2,543,989
Xcel Energy, Inc.	59,227	4,274,413
		176,730,301
Electrical Components and Equipment — 3.1%
Atkore, Inc.(1)	21,827	2,148,650
Emerson Electric Co.	28,841	2,827,860
Generac Holdings, Inc.(1)	10,412	3,095,071
nVent Electric PLC	63,858	2,220,981
		10,292,562
Environmental and Facilities Services — 0.4%
Waste Connections, Inc.	10,184	1,424,204
Gas Utilities — 4.6%
Atmos Energy Corp.	25,060	2,994,419
National Fuel Gas Co.	121,680	8,359,416
UGI Corp.	113,075	4,095,577
		15,449,412
Independent Power Producers and Energy Traders — 4.0%
AES Corp.	520,162	13,383,768
Industrial Machinery — 1.0%
Evoqua Water Technologies Corp.(1)	72,534	3,407,647
Multi-Utilities — 23.2%
Avista Corp.	147,194	6,645,809
Brookfield Infrastructure Partners LP	93,936	6,221,381
CenterPoint Energy, Inc.	55,544	1,701,868

CMS Energy Corp.	48,488	3,391,251
Consolidated Edison, Inc.	122,733	11,620,361
Dominion Energy, Inc.	147,531	12,535,709
DTE Energy Co.	16,000	2,115,360
National Grid PLC	192,746	2,962,160
NiSource, Inc.	384,142	12,215,716
NorthWestern Corp.	69,313	4,192,743
Public Service Enterprise Group, Inc.	17,503	1,225,210
Sempra Energy	80,281	13,496,842
		78,324,410
Oil and Gas Storage and Transportation — 2.1%
Cheniere Energy, Inc.	21,390	2,965,723
MPLX LP	42,938	1,424,683
Targa Resources Corp.	37,144	2,803,258
		7,193,664
Renewable Electricity — 1.5%
Boralex, Inc., A Shares	76,213	2,470,224
NextEra Energy Partners LP	31,424	2,619,505
		5,089,729
Water Utilities — 1.6%
Severn Trent PLC	60,916	2,455,172
United Utilities Group PLC	192,225	2,830,609
		5,285,781
TOTAL COMMON STOCKS (Cost $260,456,460)		336,441,975
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	155,989	155,989
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.625%, 2/15/43 - 8/15/43, valued at $56,786) in a joint trading account at 0.26%, dated 3/31/22, due 4/1/22 (Delivery value $55,662)		55,662
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $567,149) at 0.25%, dated 3/31/22, due 4/1/22 (Delivery value $556,004)		556,000
		611,662
TOTAL SHORT-TERM INVESTMENTS (Cost $767,651)		767,651
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $261,224,111)		337,209,626
OTHER ASSETS AND LIABILITIES†		(108,528)
TOTAL NET ASSETS — 100.0%		$337,101,098

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Construction and Engineering	7,232,493	7,325,709	—
Electric Utilities	171,720,445	5,009,856	—
Environmental and Facilities Services	—	1,424,204	—
Multi-Utilities	75,362,250	2,962,160	—
Renewable Electricity	2,619,505	2,470,224	—
Water Utilities	—	5,285,781	—
Other Industries	55,029,348	—	—
Short-Term Investments	155,989	611,662	—
	312,120,030	25,089,596	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.